SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2025, up through the date that these consolidated financial statements are available to be issued, and unless disclosed below, there are not any material subsequent events that require recognition and or disclosure in these consolidated financial statements.